Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Future Rental Payments [Abstract]
2021	$ 1,675	$ 3,336
2022	6,752	6,752
2023	6,851	6,851
2024	6,958	6,958
2025	7,095	7,095
Thereafter	12,736	12,736
Total	42,067	43,728
Accretion of Lease Liability [Abstract]
2021	(37)	(106)
2022	(468)	(591)
2023	(933)	(1,050)
2024	(1,385)	(1,494)
2025	(1,847)	(1,950)
Thereafter	(4,331)	(4,497)
Total	(9,001)	(9,688)
Operating Lease Obligation [Abstract]
2021	1,638	3,230
2022	6,284	6,161
2023	5,918	5,801
2024	5,573	5,464
2025	5,248	5,145
Thereafter	8,405	8,239
Total	$ 33,066	$ 34,040